Suppliers and contractors (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of amount due to suppliers

	Notes	December 31, 2024	December 31, 2023
Third parties		4,004	5,114
Related parties	32(b)	230	158
Total		4,234	5,272

Schedule of supplier finance arrangements

December 31, 2024
Carrying amount of accounts payable included in the Arrangements of which suppliers have already received payment	1,343
Carrying amount of accounts payable included in the Arrangements of which suppliers have not yet received payment	6
Total carrying amount relating to Arrangements with suppliers and contractors	1,349